6. Derivative Liability: Schedule of Summary of the activity of the derivative liability (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Summary of the activity of the derivative liability
$
Balance, December 31, 2017	52,491
Adjustment for conversion	(81,659)
Mark to market adjustment	29,168

Balance, December 31, 2018 and 2019	-